BUSINESS COMBINATION (Details 9) R$ in Thousands	Dec. 31, 2025 BRL (R$)
Galvacolor [Member]
IfrsStatementLineItems [Line Items]
Total acquisition price	R$ 291,013
Fair value of net assets	291,013
Gramperfil [Member]
IfrsStatementLineItems [Line Items]
Total acquisition price	73,128
Fair value of net assets	73,128
Globaldot [Member]
IfrsStatementLineItems [Line Items]
Total acquisition price	50,891
Fair value of net assets	11,728
Goodwill (1)	R$ 39,163